Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Land	¥ 275,261	¥ 276,306
Buildings	1,760,058	1,728,811
Machinery and equipment	1,893,745	1,849,271
Construction in progress	60,914	43,283
Finance lease right-of-use assets	7,315	6,533
Cost	3,997,293	3,904,204
Less accumulated depreciation	(2,962,228)	(2,862,801)
Property, plant and equipment, net	¥ 1,035,065	¥ 1,041,403
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, plant and equipment, net